Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Large Capitalization Value Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Large Capitalization Value Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Large Capitalization Value Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Large Capitalization Growth Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Large Capitalization Growth Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Large Capitalization Growth Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Mid Capitalization Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Mid Capitalization Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Mid Capitalization Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Small Capitalization Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Small Capitalization Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name					8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Small Capitalization Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
International Equity Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
International Equity Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
International Equity Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Health & Biotechnology Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Health & Biotechnology Porfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Health & Biotechnology Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Technology & Communications Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Technology & Communications Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Technology & Communications Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Energy & Basic Materials Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Energy & Basic Materials Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Energy & Basic Materials Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Financial Services Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Financial Services Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Financial Services Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Investment Quality Bond Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Investment Quality Bond Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Investment Quality Bond Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Municipal Bond Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Municipal Bond Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Municipal Bond Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Aggressive Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Aggressive Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Aggressive Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Conservative Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Conservative Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Conservative Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderate Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderate Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderate Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Aggressive Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Aggressive Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Aggressive Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Conservative Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Conservative Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Conservative Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Saratoga Large Capitalization Value Fund Class A [Member]
Account Value [Line Items]
Account Value	$ 19,133	$ 18,070	$ 15,082	$ 16,285	$ 12,653	$ 11,767	$ 8,386	$ 10,214	$ 9,437	$ 8,680	$ 9,348
Saratoga Large Capitalization Value Fund Class A S And Ps 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Large Capitalization Value Fund Class A Morningstar Large Values [Member]
Account Value [Line Items]
Account Value	23,017	20,092	17,975	19,125	15,168	14,773	11,819	12,932	11,141	9,723	10,136
Saratoga Large Capitalization Value Fund Class C [Member]
Account Value [Line Items]
Account Value	19,130	18,142	15,234	16,547	12,934	12,104	8,675	10,632	9,880	9,143	9,908
Saratoga Large Capitalization Value Fund Class C Sandp 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Large Capitalization Value Fund Class C Morningstar Large Value [Member]
Account Value [Line Items]
Account Value	23,017	20,092	17,975	19,125	15,168	14,773	11,819	12,932	11,141	9,723	10,136
Saratoga Large Capitalization Value Fund Class I [Member]
Account Value [Line Items]
Account Value	21,134	19,906	16,550	17,798	13,775	12,753	9,054	10,981	10,106	9,258	9,934
Saratoga Large Capitalization Value Fund Class I S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Large Capitalization Value Fund Class I Morningstar Large Value [Member]
Account Value [Line Items]
Account Value	23,017	20,092	17,975	19,125	15,168	14,773	11,819	12,932	11,141	9,723	10,136
Saratoga Large Capitalization Growth Fund Class A [Member]
Account Value [Line Items]
Account Value	36,307	29,158	21,112	29,733	22,574	17,607	13,976	14,102	10,861	10,907	9,953
Saratoga Large Capitalization Growth Fund Class A S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Large Capitalization Growth Fund Class A Morningstar Large Growth [Member]
Account Value [Line Items]
Account Value	33,065	27,799	20,444	29,290	24,310	18,031	13,690	13,994	10,946	10,608	10,242
Saratoga Large Capitalization Growth Fund Class C [Member]
Account Value [Line Items]
Account Value	36,282	29,281	21,321	30,203	23,054	18,096	14,445	14,678	11,372	11,484	10,537
Saratoga Large Capitalization Growth Fund Class C S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Large Capitalization Growth Fund Class C Morningstar Large Growth [Member]
Account Value [Line Items]
Account Value	33,065	27,799	20,444	29,290	24,310	18,031	13,690	13,994	10,946	10,608	10,242
Saratoga Large Capitalization Growth Fund Class I [Member]
Account Value [Line Items]
Account Value	40,091	32,116	23,154	32,489	24,565	19,087	15,086	15,167	11,635	11,634	10,571
Saratoga Large Capitalization Growth Fund Class I S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Large Capitalization Growth Fund Class I Morningstar Large Growth [Member]
Account Value [Line Items]
Account Value	33,065	27,799	20,444	29,290	24,310	18,031	13,690	13,994	10,946	10,608	10,242
Saratoga Mid Capitalization Fund Class A [Member]
Account Value [Line Items]
Account Value	17,537	15,711	13,601	15,438	12,881	11,739	9,034	10,893	9,645	9,200	9,589
Saratoga Mid Capitalization Fund Class A S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Mid Capitalization Fund Class A Morningstar Mid Blend [Member]
Account Value [Line Items]
Account Value	21,876	19,461	16,789	19,554	15,825	14,104	11,205	12,638	10,908	9,598	10,051
Saratoga Mid Capitalization Fund Class C [Member]
Account Value [Line Items]
Account Value	17,559	15,794	13,752	15,719	13,178	12,079	9,359	11,353	10,114	9,702	10,178
Saratoga Mid Capitalization Fund Class C S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Mid Capitalization Fund Class C Morningstar Mid Blend [Member]
Account Value [Line Items]
Account Value	21,876	19,461	16,789	19,554	15,825	14,104	11,205	12,638	10,908	9,598	10,051
Saratoga Mid Capitalization Fund Class I [Member]
Account Value [Line Items]
Account Value	19,369	17,317	14,922	16,881	14,018	12,718	9,754	11,713	10,337	9,814	10,190
Saratoga Mid Capitalization Fund Class I S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Mid Capitalization Fund Class I Morningstar Mid Blend [Member]
Account Value [Line Items]
Account Value	21,876	19,461	16,789	19,554	15,825	14,104	11,205	12,638	10,908	9,598	10,051
Saratoga Small Capitalization Fund Class A [Member]
Account Value [Line Items]
Account Value	18,442	16,590	14,461	17,584	14,189	11,312	9,189	11,032	9,575	8,495	9,448
Saratoga Small Capitalization Fund Class A S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Small Capitalization Fund Class A Morningstar Small Blend [Member]
Account Value [Line Items]
Account Value	20,549	18,645	16,071	19,212	15,513	14,015	11,347	13,003	11,568	9,592	10,132
Saratoga Small Capitalization Fund Class C [Member]
Account Value [Line Items]
Account Value	18,550	16,728	14,575	17,855	14,515	11,621	9,521	11,472	10,025	8,941	9,991
Saratoga Small Capitalization Fund Class C Member S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Small Capitalization Fund Class C Member Morningstar Small Blend [Member]
Account Value [Line Items]
Account Value	20,549	18,645	16,071	19,212	15,513	14,015	11,347	13,003	11,568	9,592	10,132
Saratoga Small Capitalization Fund Class I [Member]
Account Value [Line Items]
Account Value	20,292	18,208	15,812	19,154	15,383	12,270	9,918	11,851	10,254	9,064	10,034
Saratoga Small Capitalization Fund Class I S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Small Capitalization Fund Class I Morningstar Small Blend [Member]
Account Value [Line Items]
Account Value	20,549	18,645	16,071	19,212	15,513	14,015	11,347	13,003	11,568	9,592	10,132
Saratoga International Equity Fund Class A [Member]
Account Value [Line Items]
Account Value	10,145	9,259	8,106	10,415	8,760	8,307	6,959	9,179	7,767	7,774	8,293
Saratoga International Equity Fund Class A M S C I A W Ex U S A [Member]
Account Value [Line Items]
Account Value	15,410	13,856	11,984	14,267	13,232	11,958	9,841	11,469	9,017	8,630	9,147
Saratoga International Equity Fund Class C [Member]
Account Value [Line Items]
Account Value	10,139	9,286	8,172	10,558	8,940	8,529	7,182	9,542	8,128	8,176	8,777
Saratoga International Equity Fund Class C M S C I A W Ex U S A [Member]
Account Value [Line Items]
Account Value	15,410	13,856	11,984	14,267	13,232	11,958	9,841	11,469	9,017	8,630	9,147
Saratoga International Equity Fund Class I [Member]
Account Value [Line Items]
Account Value	11,198	10,188	8,875	11,357	9,518	8,989	7,506	9,864	8,315	8,280	8,805
Saratoga International Equity Fund Class I M S C I A W Ex U S A [Member]
Account Value [Line Items]
Account Value	15,410	13,856	11,984	14,267	13,232	11,958	9,841	11,469	9,017	8,630	9,147
Saratoga Health Biotechnology Fund Class A [Member]
Account Value [Line Items]
Account Value	18,256	15,924	15,981	15,664	13,424	12,954	11,150	11,795	10,533	10,743	10,048
Saratoga Health Biotechnology Fund Class A S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Health Biotechnology Fund Class A Morningstar Health [Member]
Account Value [Line Items]
Account Value	21,832	19,434	18,766	22,307	20,928	16,391	12,998	13,044	10,491	11,750	10,859
Saratoga Health Biotechnology Fund Class C [Member]
Account Value [Line Items]
Account Value	18,238	15,974	16,126	15,901	13,707	13,304	11,526	12,259	11,019	11,301	10,636
Saratoga Health Biotechnology Fund Class C Member S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Health Biotechnology Fund Class C Member Morningstar Health [Member]
Account Value [Line Items]
Account Value	21,832	19,434	18,766	22,307	20,928	16,391	12,998	13,044	10,491	11,750	10,859
Saratoga Health Biotechnology Fund Class I [Member]
Account Value [Line Items]
Account Value	20,154	17,527	17,521	17,104	14,600	14,035	12,035	12,672	11,278	11,455	10,676
Saratoga Health Biotechnology Fund Class I S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Health Biotechnology Fund Class I Morningstar Health [Member]
Account Value [Line Items]
Account Value	21,832	19,434	18,766	22,307	20,928	16,391	12,998	13,044	10,491	11,750	10,859
Saratoga Technology Communications Fund Class A [Member]
Account Value [Line Items]
Account Value	33,027	29,353	20,245	29,679	25,513	20,113	15,191	15,188	11,887	10,194	9,707
Saratoga Technology Communications Fund Class A S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Technology Communications Fund Class C [Member]
Account Value [Line Items]
Account Value	33,036	29,493	20,446	30,131	26,063	20,674	15,707	15,795	12,443	10,739	10,279
Saratoga Technology Communications Fund Class C S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Technology Communications Fund Class I [Member]
Account Value [Line Items]
Account Value	36,494	32,351	22,211	32,421	27,766	21,801	16,403	16,330	12,736	10,876	10,317
Saratoga Technology Communications Fund Class I S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Energy Basic Materials Fund Class A [Member]
Account Value [Line Items]
Account Value	7,458	7,311	6,880	5,750	4,579	5,667	5,722	6,978	6,435	5,387	7,088
Saratoga Energy Basic Materials Fund Class A Member S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Energy Basic Materials Fund Class A Member Morningstar Equity Energy [Member]
Account Value [Line Items]
Account Value	7,981	7,800	7,606	5,368	3,810	5,077	4,725	6,478	6,852	5,305	7,345
Saratoga Energy Basic Materials Fund Class C [Member]
Account Value [Line Items]
Account Value	7,557	7,441	7,051	5,933	4,756	5,920	5,920	7,261	6,736	5,678	7,510
Saratoga Energy Basic Materials Fund Class C S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Energy Basic Materials Fund Class C Morningstar Equity Energy [Member]
Account Value [Line Items]
Account Value	7,981	7,800	7,606	5,368	3,810	5,077	4,725	6,478	6,852	5,305	7,345
Saratoga Energy Basic Materials Fund Class I [Member]
Account Value [Line Items]
Account Value	8,229	7,311	6,880	5,750	4,579	5,667	5,722	6,978	6,435	5,387	7,088
Saratoga Energy Basic Materials Fund Class I S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Energy Basic Materials Fund Class I Morningstar Equity Energy [Member]
Account Value [Line Items]
Account Value	7,981	7,800	7,606	5,368	3,810	5,077	4,725	6,478	6,852	5,305	7,345
Saratoga Financial Services Fund Class A [Member]
Account Value [Line Items]
Account Value	17,139	14,616	13,223	15,438	11,770	12,491	10,122	12,544	10,517	9,146	9,793
Saratoga Financial Services Fund Class A S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Financial Services Fund Class A Morningstar Financial [Member]
Account Value [Line Items]
Account Value	22,566	19,261	17,103	20,091	15,205	15,268	11,965	13,957	11,923	10,013	10,153
Saratoga Financial Services Fund Class C [Member]
Account Value [Line Items]
Account Value	19,284	16,113	14,194	16,160	12,034	12,825	10,449	13,037	10,995	9,620	10,366
Saratoga Financial Services Fund Class C S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Financial Services Fund Class C Morningstar Financial [Member]
Account Value [Line Items]
Account Value	22,566	19,261	17,103	20,091	15,205	15,268	11,965	13,957	11,923	10,013	10,153
Saratoga Financial Services Fund Class I [Member]
Account Value [Line Items]
Account Value	18,915	16,075	14,497	16,850	12,805	13,532	10,913	13,475	11,244	9,742	10,392
Saratoga Financial Services Fund Class I S And P 500 [Member]
Account Value [Line Items]
Account Value	33,882	28,347	22,447	27,411	21,297	17,988	13,680	14,308	11,744	10,489	10,346
Saratoga Financial Services Fund Class I Morningstar Financial [Member]
Account Value [Line Items]
Account Value	22,566	19,261	17,103	20,091	15,205	15,268	11,965	13,957	11,923	10,013	10,153
Saratoga Investment Quality Bond Fund Class A [Member]
Account Value [Line Items]
Account Value	9,959	9,732	9,496	9,771	9,978	9,701	9,384	9,474	9,445	9,316	9,367
Saratoga Investment Quality Bond Fund Class A Bloomberg U S Agg Bond [Member]
Account Value [Line Items]
Account Value	11,765	11,415	10,817	12,435	12,630	11,748	10,806	10,805	10,435	10,166	10,110
Saratoga Investment Quality Bond Fund Class C [Member]
Account Value [Line Items]
Account Value	10,082	9,897	9,717	10,073	10,352	10,114	9,836	9,961	9,959	9,845	9,934
Saratoga Investment Quality Bond Fund Class C Bloomberg U S Agg Bond [Member]
Account Value [Line Items]
Account Value	11,765	11,415	10,817	12,435	12,630	11,748	10,806	10,805	10,435	10,166	10,110
Saratoga Investment Quality Bond Fund Class I [Member]
Account Value [Line Items]
Account Value	10,952	10,680	10,379	10,646	10,833	10,480	10,093	10,165	10,097	9,933	9,951
Saratoga Investment Quality Bond Fund Class I Bloomberg U S Agg Bond [Member]
Account Value [Line Items]
Account Value	11,765	11,415	10,817	12,435	12,630	11,748	10,806	10,805	10,435	10,166	10,110
Saratoga Municipal Bond Fund Class A [Member]
Account Value [Line Items]
Account Value	9,031	9,010	8,885	9,166	9,317	9,246	9,186	9,436	9,260	9,446	9,420
Saratoga Municipal Bond Fund Class A Bloomberg Muni Bond [Member]
Account Value [Line Items]
Account Value	12,708	12,546	11,791	12,890	12,697	12,068	11,223	11,081	10,508	10,482	10,147
Saratoga Municipal Bond Fund Class C [Member]
Account Value [Line Items]
Account Value	9,401	9,412	9,335	9,685	9,888	9,802	9,705	10,002	9,806	10,012	9,977
Saratoga Municipal Bond Fund Class C Member Bloomberg Muni Bond [Member]
Account Value [Line Items]
Account Value	12,708	12,546	11,791	12,890	12,697	12,068	11,223	11,081	10,508	10,482	10,147
Saratoga Municipal Bond Fund Class I [Member]
Account Value [Line Items]
Account Value	9,898	9,843	9,665	9,921	10,061	9,984	9,886	10,126	9,883	10,051	9,998
Saratoga Municipal Bond Fund Class I Bloomberg Muni Bond [Member]
Account Value [Line Items]
Account Value	12,708	12,546	11,791	12,890	12,697	12,068	11,223	$ 11,081	$ 10,508	$ 10,482	$ 10,147
Saratoga Aggressive Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Account Value	14,483	12,772	11,115	12,543	11,266	10,303	8,708
Saratoga Aggressive Balanced Allocation Fund Class A Morningstar Mod Aggressive Target Risk [Member]
Account Value [Line Items]
Account Value	15,967	14,344	12,368	14,634	12,832	11,305	9,195
Saratoga Aggressive Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Account Value	14,722	13,459	11,804	13,450	11,830	10,904	9,239
Saratoga Aggressive Balanced Allocation Fund Class C Morningstar Mod Aggressive Target Risk [Member]
Account Value [Line Items]
Account Value	15,967	14,344	12,368	14,634	12,832	11,305	9,195
Saratoga Aggressive Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Account Value	15,506	14,082	12,228	13,792	12,010	10,965	9,239
Saratoga Aggressive Balanced Allocation Fund Class I Morningstar Mod Aggressive Target Risk [Member]
Account Value [Line Items]
Account Value	15,967	14,344	12,368	14,634	12,832	11,305	9,195
Saratoga Conservative Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Account Value	12,863	12,041	10,986	12,060	10,955	10,218	8,988
Saratoga Conservative Balanced Allocation Fund Class A Morningstar Mod Conservative Target Risk [Member]
Account Value [Line Items]
Account Value	13,590	12,639	11,397	13,230	12,438	11,119	9,648
Saratoga Conservative Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Account Value	13,139	12,366	11,363	12,573	11,498	10,817	9,526
Saratoga Conservative Balanced Allocation Fund Class C Morningstar Mod Conservative Target Risk [Member]
Account Value [Line Items]
Account Value	13,590	12,639	11,397	13,230	12,438	11,119	9,648
Saratoga Conservative Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Account Value	13,845	12,936	11,775	12,906	11,685	10,874	9,532
Saratoga Conservative Balanced Allocation Fund Class I Morningstar Mod Conservative Target Risk [Member]
Account Value [Line Items]
Account Value	13,590	12,639	11,397	13,230	12,438	11,119	9,648
Saratoga Moderate Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Account Value	14,158	13,025	11,522	12,891	11,390	10,393	8,885
Saratoga Moderate Balanced Allocation Fund Class A Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Account Value	14,701	13,414	11,848	13,902	12,616	11,182	9,395
Saratoga Moderate Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Account Value	14,440	13,350	11,897	13,405	11,937	10,971	9,427
Saratoga Moderate Balanced Allocation Fund Class C Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Account Value	14,701	13,414	11,848	13,902	12,616	11,182	9,395
Saratoga Moderate Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Account Value	15,203	13,955	12,320	13,745	12,117	11,031	9,427
Saratoga Moderate Balanced Allocation Fund Class I Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Account Value	14,701	13,459	11,887	13,948	12,658	11,219	9,426
Saratoga Moderately Aggressive Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Account Value	14,026	12,856	11,340	12,704	11,166	10,234	8,691
Saratoga Moderately Aggressive Balanced Allocation Fund Class A Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Account Value	14,701	13,459	11,887	13,948	12,658	11,219	9,426
Saratoga Moderately Aggressive Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Account Value	14,298	13,173	11,703	13,215	11,711	10,818	9,221
Saratoga Moderately Aggressive Balanced Allocation Fund Class C Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Account Value	14,701	13,459	11,887	13,948	12,658	11,219	9,426
Saratoga Moderately Aggressive Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Account Value	15,060	13,776	12,122	13,550	11,886	10,869	9,221
Saratoga Moderately Aggressive Balanced Allocation Fund Class I Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Account Value	14,701	13,459	11,887	13,948	12,658	11,219	9,426
Saratoga Moderately Conservative Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Account Value	13,730	12,640	11,204	12,422	11,117	10,178	8,729
Saratoga Moderately Conservative Balanced Allocation Fund Class A Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Account Value	14,653	13,414	11,848	13,902	12,616	11,182	9,395
Saratoga Moderately Conservative Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Account Value	13,824	12,821	11,471	12,841	11,611	10,748	9,261
Saratoga Moderately Conservative Balanced Allocation Fund Class C Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Account Value	14,653	13,414	11,848	13,902	12,616	11,182	9,395
Saratoga Moderately Conservative Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Account Value	14,570	13,414	11,890	13,183	11,795	10,799	9,261
Saratoga Moderately Conservative Balanced Allocation Fund Class I Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Account Value	$ 14,653	$ 13,414	$ 11,848	$ 13,902	$ 12,616	$ 11,182	$ 9,395